Other disclosures - Schedule of remainder of financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS
Financial assets held for trading	€ 230,253	€ 176,921	€ 156,118
Financial assets designated at fair value through profit or loss	7,915	9,773	8,989
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	5,910	5,713
Financial assets at fair value through other comprehensive income	2,193	1,761	1,941
Hedging derivatives	5,672	5,297	8,069
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(704)	(788)	(3,749)
TOTAL FINANCIAL ASSETS	251,459	198,874	177,081
FINANCIAL LIABILITIES
Financial liabilities held for trading	152,151	122,270	115,185
Financial liabilities designated at fair value through profit or loss	36,360	40,367	40,268
Hedging derivatives	4,752	7,656	9,228
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(9)	55	(117)
TOTAL FINANCIAL LIABILITIES	193,254	170,348	164,564
Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	64,300	36,120	44,770
Financial assets designated at fair value through profit or loss	152	1,657	236
Non-trading financial assets mandatorily at fair value through profit or loss	794	591	164
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,786	1,188	2,200
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(61)	(237)	(734)
TOTAL FINANCIAL ASSETS	66,971	39,319	46,636
FINANCIAL LIABILITIES
Financial liabilities held for trading	100,071	73,257	51,621
Financial liabilities designated at fair value through profit or loss	16,036	23,190	25,180
Hedging derivatives	832	1,525	947
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	0	(1)	11
TOTAL FINANCIAL LIABILITIES	116,939	97,971	77,759
3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	56,571	49,668	27,562
Financial assets designated at fair value through profit or loss	750	557	756
Non-trading financial assets mandatorily at fair value through profit or loss	8	153	214
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,423	412	1,076
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	18	(225)	(498)
TOTAL FINANCIAL ASSETS	58,770	50,565	29,110
FINANCIAL LIABILITIES
Financial liabilities held for trading	16,537	12,127	12,012
Financial liabilities designated at fair value through profit or loss	6,000	7,583	3,984
Hedging derivatives	668	2,064	1,469
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(5)	(4)	(52)
TOTAL FINANCIAL LIABILITIES	23,200	21,770	17,413
1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	33,945	30,602	29,753
Financial assets designated at fair value through profit or loss	2,421	2,529	2,732
Non-trading financial assets mandatorily at fair value through profit or loss	29	71	265
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	957	1,535	1,356
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(569)	156	(1,178)
TOTAL FINANCIAL ASSETS	36,783	34,893	32,928
FINANCIAL LIABILITIES
Financial liabilities held for trading	14,244	19,180	23,669
Financial liabilities designated at fair value through profit or loss	6,422	4,863	4,389
Hedging derivatives	826	1,577	3,650
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	13	36	(140)
TOTAL FINANCIAL LIABILITIES	21,505	25,656	31,568
3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	24,504	17,912	20,177
Financial assets designated at fair value through profit or loss	1,075	1,350	1,691
Non-trading financial assets mandatorily at fair value through profit or loss	102	80	70
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	800	937	1,451
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(50)	(402)	(1,036)
TOTAL FINANCIAL ASSETS	26,431	19,877	22,353
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,530	10,591	18,273
Financial liabilities designated at fair value through profit or loss	1,918	1,359	1,796
Hedging derivatives	814	878	1,159
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	47	(5)	20
TOTAL FINANCIAL LIABILITIES	15,309	12,823	21,248
More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	50,933	42,619	33,856
Financial assets designated at fair value through profit or loss	3,517	3,680	3,574
Non-trading financial assets mandatorily at fair value through profit or loss	5,197	5,015	5,000
Financial assets at fair value through other comprehensive income	2,193	1,761	1,941
Hedging derivatives	706	1,225	1,986
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(42)	(80)	(303)
TOTAL FINANCIAL ASSETS	62,504	54,220	46,054
FINANCIAL LIABILITIES
Financial liabilities held for trading	8,769	7,115	9,610
Financial liabilities designated at fair value through profit or loss	5,984	3,372	4,918
Hedging derivatives	1,612	1,612	2,003
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(64)	29	44
TOTAL FINANCIAL LIABILITIES	16,301	12,128	16,575
Derivatives
FINANCIAL LIABILITIES
Financial liabilities held for trading	57,753	50,589	64,891
Derivatives | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	14,364	8,147	7,749
Derivatives | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	13,296	9,486	9,671
Derivatives | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	11,946	17,990	22,479
Derivatives | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,335	10,060	16,955
Derivatives | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	5,812	4,906	8,037
Short positions
FINANCIAL LIABILITIES
Financial liabilities held for trading	35,830	26,174	22,515
Short positions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	28,548	21,381	17,952
Short positions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	2,931	1,288	888
Short positions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,199	765	1,031
Short positions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	195	531	1,071
Short positions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	2,957	2,209	1,573
Deposits
FINANCIAL LIABILITIES
Financial liabilities held for trading	58,568	45,507	27,779
Financial liabilities designated at fair value through profit or loss	28,806	34,996	34,841
Deposits | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	57,159	43,729	25,920
Financial liabilities designated at fair value through profit or loss	15,193	22,688	25,017
Deposits | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	310	1,353	1,453
Financial liabilities designated at fair value through profit or loss	4,860	6,459	3,183
Deposits | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,099	425	159
Financial liabilities designated at fair value through profit or loss	4,037	3,223	3,278
Deposits | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	247
Financial liabilities designated at fair value through profit or loss	490	338	699
Deposits | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	4,226	2,288	2,663
Central banks
FINANCIAL LIABILITIES
Financial liabilities held for trading	13,300	7,808	5,757
Financial liabilities designated at fair value through profit or loss	1,774	1,209	1,740
Central banks | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	13,300	7,808	5,757
Financial liabilities designated at fair value through profit or loss	1,774	1,158	1,702
Central banks | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	51	38
Central banks | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Credit institutions
FINANCIAL LIABILITIES
Financial liabilities held for trading	26,284	17,862	9,796
Financial liabilities designated at fair value through profit or loss	1,625	1,735	1,958
Credit institutions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	24,875	17,228	7,963
Financial liabilities designated at fair value through profit or loss	1,035	1,161	1,284
Credit institutions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	310	209	1,435
Financial liabilities designated at fair value through profit or loss	133	57	129
Credit institutions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,099	425	151
Financial liabilities designated at fair value through profit or loss	15	84	54
Credit institutions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	247
Financial liabilities designated at fair value through profit or loss	49	61	87
Credit institutions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	393	372	404
Customers
FINANCIAL LIABILITIES
Financial liabilities held for trading	18,984	19,837	12,226
Financial liabilities designated at fair value through profit or loss	25,407	32,052	31,143
Customers | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	18,984	18,693	12,200
Financial liabilities designated at fair value through profit or loss	12,384	20,369	22,031
Customers | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	1,144	18
Financial liabilities designated at fair value through profit or loss	4,727	6,351	3,016
Customers | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	8
Financial liabilities designated at fair value through profit or loss	4,022	3,139	3,224
Customers | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	441	277	612
Customers | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	3,833	1,916	2,259
Marketable debt securities
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	7,554	5,371	5,427
Marketable debt securities | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	843	502	163
Marketable debt securities | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	1,140	1,124	801
Marketable debt securities | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	2,385	1,640	1,111
Marketable debt securities | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	1,428	1,021	1,097
Marketable debt securities | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	1,758	1,084	2,255
Derivatives
FINANCIAL ASSETS
Financial assets held for trading	64,100	56,328	67,002
Derivatives | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	14,231	8,777	7,631
Derivatives | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	14,504	10,551	9,983
Derivatives | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	16,676	17,775	23,156
Derivatives | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	12,384	9,532	15,533
Derivatives | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	6,305	9,693	10,699
Equity instruments
FINANCIAL ASSETS
Financial assets held for trading	16,636	15,057	10,066
Non-trading financial assets mandatorily at fair value through profit or loss	4,641	4,068	3,711
Financial assets at fair value through other comprehensive income	2,193	1,761	1,941
Equity instruments | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	16,636	15,057	10,066
Non-trading financial assets mandatorily at fair value through profit or loss	4,641	4,068	3,711
Financial assets at fair value through other comprehensive income	2,193	1,761	1,941
Debt securities
FINANCIAL ASSETS
Financial assets held for trading	82,646	62,124	41,403
Financial assets designated at fair value through profit or loss	2,897	3,095	2,542
Non-trading financial assets mandatorily at fair value through profit or loss	447	860	1,134
Debt securities | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	6,930	7,598	5,160
Financial assets designated at fair value through profit or loss	95	252	68
Non-trading financial assets mandatorily at fair value through profit or loss	39	41	6
Debt securities | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	21,305	18,315	13,357
Financial assets designated at fair value through profit or loss	342	77	77
Non-trading financial assets mandatorily at fair value through profit or loss	2	0	52
Debt securities | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	15,319	10,274	5,667
Financial assets designated at fair value through profit or loss	1,254	1,269	1,026
Non-trading financial assets mandatorily at fair value through profit or loss	3	57	52
Debt securities | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	11,944	8,137	4,193
Financial assets designated at fair value through profit or loss	680	690	599
Non-trading financial assets mandatorily at fair value through profit or loss	10	3	0
Debt securities | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	27,148	17,800	13,026
Financial assets designated at fair value through profit or loss	526	807	772
Non-trading financial assets mandatorily at fair value through profit or loss	393	759	1,024
Loans and advances
FINANCIAL ASSETS
Financial assets held for trading	66,871	43,412	37,647
Financial assets designated at fair value through profit or loss	5,018	6,678	6,447
Non-trading financial assets mandatorily at fair value through profit or loss	1,042	982	868
Loans and advances | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	43,139	19,745	31,979
Financial assets designated at fair value through profit or loss	57	1,405	168
Non-trading financial assets mandatorily at fair value through profit or loss	755	550	158
Loans and advances | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	20,762	20,802	4,222
Financial assets designated at fair value through profit or loss	408	480	679
Non-trading financial assets mandatorily at fair value through profit or loss	6	153	162
Loans and advances | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	1,950	2,553	930
Financial assets designated at fair value through profit or loss	1,167	1,260	1,706
Non-trading financial assets mandatorily at fair value through profit or loss	26	14	213
Loans and advances | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	176	243	451
Financial assets designated at fair value through profit or loss	395	660	1,092
Non-trading financial assets mandatorily at fair value through profit or loss	92	77	70
Loans and advances | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	844	69	65
Financial assets designated at fair value through profit or loss	2,991	2,873	2,802
Non-trading financial assets mandatorily at fair value through profit or loss	163	188	265
Central banks
FINANCIAL ASSETS
Financial assets held for trading	12,966	17,717	11,595
Financial assets designated at fair value through profit or loss	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	1,241	1,146	11,595
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	11,725	16,571	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions
FINANCIAL ASSETS
Financial assets held for trading	27,314	14,061	16,502
Financial assets designated at fair value through profit or loss	408	459	673
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	21,840	10,861	13,650
Financial assets designated at fair value through profit or loss	16	26	6
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	4,088	2,076	2,852
Financial assets designated at fair value through profit or loss	0	22	181
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	1,287	1,079	0
Financial assets designated at fair value through profit or loss	5	3	23
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	45	0
Financial assets designated at fair value through profit or loss	34	15	4
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	99	0	0
Financial assets designated at fair value through profit or loss	353	393	459
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Customers
FINANCIAL ASSETS
Financial assets held for trading	26,591	11,634	9,550
Financial assets designated at fair value through profit or loss	4,610	6,219	5,774
Non-trading financial assets mandatorily at fair value through profit or loss	1,042	982	868
Customers | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	20,058	7,738	6,734
Financial assets designated at fair value through profit or loss	41	1,379	162
Non-trading financial assets mandatorily at fair value through profit or loss	755	550	158
Customers | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	4,949	2,155	1,370
Financial assets designated at fair value through profit or loss	408	458	498
Non-trading financial assets mandatorily at fair value through profit or loss	6	153	162
Customers | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	663	1,474	930
Financial assets designated at fair value through profit or loss	1,162	1,257	1,683
Non-trading financial assets mandatorily at fair value through profit or loss	26	14	213
Customers | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	176	198	451
Financial assets designated at fair value through profit or loss	361	645	1,088
Non-trading financial assets mandatorily at fair value through profit or loss	92	77	70
Customers | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	745	69	65
Financial assets designated at fair value through profit or loss	2,638	2,480	2,343
Non-trading financial assets mandatorily at fair value through profit or loss	€ 163	€ 188	€ 265